SENIOR BOND (Details) - Subscriber - Bond	Nov. 07, 2024 USD ($)
CONVERTIBLE NOTES
Principal amount of debt	$ 500,000
Subscription price percentage (%)	100.00%
Period from issue date for subscription due	30 days